Property and equipment (Details) - RUB (₽) ₽ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Balance at January 1	[1]	₽ 466,725
Balance at December 31		423,986	₽ 466,725	[1]
Gross
Property and equipment
Balance at January 1		781,047	599,372
Acquisition through business combinations (Note 8)		3,436	10,601
Additions		150,823	177,243
Disposals		(86,690)	(6,385)
Foreign currency translation difference		(106)	216
Balance at December 31		848,510	781,047
Accumulated depreciation and amortization
Property and equipment
Balance at January 1		(314,322)	(169,628)
Depreciation for the year		196,843	150,412
Disposals		86,552	5,865
Foreign currency translation difference		89	(147)
Balance at December 31		(424,524)	(314,322)
Servers and computers
Property and equipment
Balance at January 1		108,058
Balance at December 31		138,106	108,058
Servers and computers | Gross
Property and equipment
Balance at January 1		202,129	174,157
Acquisition through business combinations (Note 8)			4,843
Additions		75,667	23,390
Disposals		(3,890)	(261)
Balance at December 31		273,906	202,129
Servers and computers | Accumulated depreciation and amortization
Property and equipment
Balance at January 1		(94,071)	(64,523)
Depreciation for the year		45,619	29,809
Disposals		3,890	261
Balance at December 31		(135,800)	(94,071)
Office equipment, furniture and other
Property and equipment
Balance at January 1		148,885
Balance at December 31		142,038	148,885
Office equipment, furniture and other | Gross
Property and equipment
Balance at January 1		293,035	215,484
Acquisition through business combinations (Note 8)		3,436	5,758
Additions		69,831	77,728
Disposals		(75,867)	(6,124)
Foreign currency translation difference		(95)	189
Balance at December 31		290,340	293,035
Office equipment, furniture and other | Accumulated depreciation and amortization
Property and equipment
Balance at January 1		(144,150)	(87,468)
Depreciation for the year		79,962	62,146
Disposals		75,729	5,604
Foreign currency translation difference		81	(140)
Balance at December 31		(148,302)	(144,150)
Leasehold improvements
Property and equipment
Balance at January 1		209,782
Balance at December 31		143,842	209,782
Leasehold improvements | Gross
Property and equipment
Balance at January 1		285,883	209,731
Additions		5,325	76,125
Disposals		(6,933)
Foreign currency translation difference		(11)	27
Balance at December 31		284,264	285,883
Leasehold improvements | Accumulated depreciation and amortization
Property and equipment
Balance at January 1		(76,101)	(17,637)
Depreciation for the year		71,262	58,457
Disposals		6,933
Foreign currency translation difference		8	(7)
Balance at December 31		₽ (140,422)	₽ (76,101)

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).